Notes and Line of Credit Payable (Parenthetical) (Detail) (USD $)	Dec. 31, 2014	Mar. 31, 2014	Jan. 31, 2013
Debt Instrument [Line Items]
Debt discount	$ 1,121,959	$ 1,305,435	$ 186,897